Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

January 31, 2020

SLC-QTLY-0320
1.813072.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc. (a)	714,571	$1,458
LICT Corp. (a)	45	842
		2,300
Interactive Media & Services - 1.3%
Adevinta ASA Class B	58,060	708
ANGI Homeservices, Inc. Class A (a)	1,658,526	13,318
CarGurus, Inc. Class A (a)	169,676	6,049
		20,075
Media - 4.0%
4Imprint Group PLC	355,458	15,537
Cardlytics, Inc. (a)	250,063	20,985
Cogeco Communications, Inc. (b)	300,085	23,560
		60,082

TOTAL COMMUNICATION SERVICES		82,457

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.7%
Burelle SA	574	477
Linamar Corp.	310,701	10,236
		10,713
Diversified Consumer Services - 2.7%
Career Education Corp. (a)	2,059,111	36,611
Redhill Education Ltd.	296,003	343
Universal Technical Institute, Inc. (a)	487,941	3,752
		40,706
Hotels, Restaurants & Leisure - 2.5%
Kura Sushi U.S.A., Inc. Class A (a)(b)	76,555	1,724
MTY Food Group, Inc. (b)	464,803	20,297
SkiStar AB	318,237	3,504
Wyndham Destinations, Inc.	233,241	11,319
		36,844
Household Durables - 4.4%
Legacy Housing Corp. (a)	481,932	6,762
LGI Homes, Inc. (a)	425,586	33,936
Skyline Champion Corp. (a)	273,773	7,871
TRI Pointe Homes, Inc. (a)	1,076,354	17,502
		66,071
Internet & Direct Marketing Retail - 1.8%
Kogan.Com Ltd. (b)	2,572,339	8,768
Liberty Interactive Corp. QVC Group Series A (a)	454,533	3,877
Points International Ltd. (a)	654,357	10,921
Redbubble Ltd. (a)	3,792,974	2,569
		26,135
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)	803,892	7,573
Specialty Retail - 0.2%
Winmark Corp.	17,081	3,399
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	309,655	11,739

TOTAL CONSUMER DISCRETIONARY		203,180

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Nichols PLC	112,914	2,005
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	265,256	5,443
Performance Food Group Co. (a)	374,314	19,386
		24,829
Food Products - 0.1%
Armanino Foods of Distinction	377,324	1,226
Household Products - 1.4%
Spectrum Brands Holdings, Inc.	341,049	20,944

TOTAL CONSUMER STAPLES		49,004

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Profire Energy, Inc. (a)	1,877,273	2,609
Oil, Gas & Consumable Fuels - 2.3%
NACCO Industries, Inc. Class A	286,817	13,521
Texas Pacific Land Trust (b)	11,189	8,456
World Fuel Services Corp.	316,595	12,385
		34,362

TOTAL ENERGY		36,971

FINANCIALS - 17.6%
Banks - 2.8%
First Citizens Bancshares, Inc.	16,500	8,693
First Hawaiian, Inc.	78,721	2,288
Hilltop Holdings, Inc.	309,085	6,998
Plumas Bancorp	67,420	1,712
Popular, Inc.	262,724	14,702
Western Alliance Bancorp.	134,600	7,434
		41,827
Capital Markets - 3.5%
Assetmark Financial Holdings, Inc. (a)	73,621	2,159
Impax Asset Management Group PLC	1,768,827	9,203
LPL Financial	270,492	24,920
Morningstar, Inc.	98,332	15,427
		51,709
Consumer Finance - 5.5%
Encore Capital Group, Inc. (a)(b)	985,899	33,471
First Cash Financial Services, Inc.	403,093	35,057
Gruppo MutuiOnline SpA	75,500	1,683
Nelnet, Inc. Class A	223,294	12,786
		82,997
Diversified Financial Services - 0.5%
Hypoport AG (a)	21,808	7,727
Insurance - 3.6%
First American Financial Corp.	300,234	18,609
Primerica, Inc.	294,709	34,941
		53,550
Thrifts & Mortgage Finance - 1.7%
Greene County Bancorp, Inc.	3,646	106
LendingTree, Inc. (a)(b)	81,229	25,278
		25,384

TOTAL FINANCIALS		263,194

HEALTH CARE - 15.2%
Biotechnology - 0.5%
BioGaia AB	14,359	623
Bioventix PLC	36,118	1,879
Essex Bio-Technology Ltd.	3,296,000	2,257
Shanghai Haohai Biological Technology Co. Ltd. (H Shares) (c)	441,300	2,195
		6,954
Health Care Equipment & Supplies - 1.6%
Hamilton Thorne Ltd. (a)	88,800	79
Medistim ASA	186,927	4,430
Semler Scientific, Inc. (a)	6,100	290
TransMedics Group, Inc.	59,971	1,050
Tristel PLC	1,167,649	6,121
Utah Medical Products, Inc.	123,428	11,364
		23,334
Health Care Providers & Services - 5.4%
Chemed Corp.	54,410	25,412
Corvel Corp. (a)	80,732	7,393
DFB Healthcare Acquisitions Co. (a)(b)	368,104	4,885
Encompass Health Corp.	338,258	26,056
InfuSystems Holdings, Inc. (a)	74,177	636
Magellan Health Services, Inc. (a)	116,292	8,514
MEDNAX, Inc. (a)	140,000	3,230
Viemed Healthcare, Inc. (a)	833,456	4,377
		80,503
Health Care Technology - 3.5%
Inovalon Holdings, Inc. Class A (a)(b)	2,270,006	45,991
Medley, Inc. (a)	220,400	2,692
Phreesia, Inc.	127,200	3,943
		52,626
Life Sciences Tools & Services - 3.3%
10X Genomics, Inc. (a)	2,394	219
Charles River Laboratories International, Inc. (a)	191,816	29,651
ICON PLC (a)	117,856	19,873
		49,743
Pharmaceuticals - 0.9%
BioSyent, Inc. (a)(d)	681,808	2,983
Dechra Pharmaceuticals PLC	205,534	7,719
Phibro Animal Health Corp. Class A	125,627	2,980
		13,682

TOTAL HEALTH CARE		226,842

INDUSTRIALS - 13.5%
Commercial Services & Supplies - 3.3%
Boyd Group Services, Inc.	207,409	32,597
Bravida AB (c)	352,531	3,219
Sdiptech AB (a)	460,000	4,071
Self Storage Group ASA (a)	1,062,012	3,498
VSE Corp.	199,703	6,213
		49,598
Construction & Engineering - 0.8%
AECOM (a)	239,864	11,569
Machinery - 1.1%
Allison Transmission Holdings, Inc.	287,953	12,728
Hurco Companies, Inc.	137,457	4,302
		17,030
Marine - 0.2%
SITC International Holdings Co. Ltd.	1,800,000	2,120
Professional Services - 6.7%
Barrett Business Services, Inc.	164,777	13,648
CBIZ, Inc. (a)	904,506	24,422
Franklin Covey Co. (a)	448,422	14,260
GP Strategies Corp. (a)	303,317	4,037
Insperity, Inc.	356,389	31,138
Red Violet, Inc. (a)(b)	110,246	2,338
SHL-JAPAN Ltd.	44,700	843
Talenom OYJ	164,075	8,407
TriNet Group, Inc. (a)	30,000	1,712
		100,805
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	365,511	20,692

TOTAL INDUSTRIALS		201,814

INFORMATION TECHNOLOGY - 15.9%
Electronic Equipment & Components - 4.0%
Insight Enterprises, Inc. (a)	238,155	15,687
SYNNEX Corp.	326,375	44,961
		60,648
IT Services - 3.6%
Bouvet ASA	60,869	2,554
Castleton Technology PLC	1,765,506	1,667
Computer Services, Inc.	181,561	9,085
Econocom Group SA	2,012,956	5,737
Liberated Syndication, Inc. (a)(b)	84,730	273
Over The Wire Holdings Ltd.	774,952	2,294
Perspecta, Inc.	315,000	8,842
Prodware	126,653	983
Sylogist Ltd.	672,100	4,677
WEX, Inc. (a)	81,049	17,581
		53,693
Semiconductors & Semiconductor Equipment - 0.3%
NVE Corp.	20,909	1,534
Synaptics, Inc. (a)	55,000	3,668
		5,202
Software - 8.0%
24sevenoffice Scandinavia AB (a)	1,514,504	3,493
Admicom OYJ	102,729	9,228
Bigtincan Holdings Ltd. (a)	3,992,570	2,603
Bill.Com Holdings, Inc. (a)	1,900	96
Docebo, Inc.	120,900	1,495
Ebix, Inc. (b)	655,044	22,553
Elmo Software Ltd. (a)	125,111	579
Energy One Ltd.	11,199	26
Enghouse Systems Ltd.	329,847	13,065
Freee KK (a)	6,400	183
GetBusy PLC (a)	2,260,000	1,731
Globalscape, Inc.	353,020	4,074
j2 Global, Inc.	224,461	21,517
LeadDesk Oyj	13,973	212
Micro Focus International PLC	463,339	6,222
MSL Solutions Ltd. (a)	11,829,242	723
NICE Systems Ltd. sponsored ADR (a)(b)	155,160	26,734
Park City Group, Inc. (a)(b)	438,579	2,088
Upsales Technology AB (a)	239,219	629
Vitec Software Group AB	84,218	1,855
		119,106

TOTAL INFORMATION TECHNOLOGY		238,649

MATERIALS - 6.7%
Chemicals - 4.4%
Core Molding Technologies, Inc. (a)	179,175	566
Innospec, Inc.	398,562	40,147
NewMarket Corp.	30,217	13,284
Northern Technologies International Corp.	141,892	2,015
Valvoline, Inc.	483,727	10,197
		66,209
Containers & Packaging - 1.2%
Reynolds Consumer Products, Inc. (a)	55,000	1,502
Silgan Holdings, Inc.	175,036	5,402
UFP Technologies, Inc. (a)	240,245	11,203
		18,107
Paper & Forest Products - 1.1%
Schweitzer-Mauduit International, Inc.	467,002	16,359

TOTAL MATERIALS		100,675

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
EPR Properties	344,194	24,565
Essential Properties Realty Trust, Inc.	972,557	26,852
Spirit Realty Capital, Inc.	130,000	6,861
Store Capital Corp.	507,155	19,906
		78,184
UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	875,230	8,122
TOTAL COMMON STOCKS
(Cost $1,225,901)		1,489,092

Money Market Funds - 8.6%
Fidelity Cash Central Fund 1.58% (e)	6,781,386	6,783
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	121,623,516	121,636
TOTAL MONEY MARKET FUNDS
(Cost $128,419)		128,419
TOTAL INVESTMENT IN SECURITIES - 108.1%
(Cost $1,354,320)		1,617,511
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(121,705)
NET ASSETS - 100%		$1,495,806

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,414,000 or 0.4% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$98
Fidelity Securities Lending Cash Central Fund	664
Total	$762

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
BioSyent, Inc.	$3,799	$--	$28	$--	$(10)	$(778)	$2,983
New Home Co. LLC	4,657	--	4,063	--	(7,437)	6,843	--
Total	$8,456	$--	$4,091	$--	$(7,447)	$6,065	$2,983

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.